Nonqualified Deferred Compensation Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012 Y	Sep. 24, 2011	Sep. 25, 2010
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Discretionary contribution, net of forfeitures	$ 32.1	$ 17.2
Deferred compensation plan investments	7.0
Nonqualified Deferred Compensation Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Maximum employee contributions from base salary, percentage	75.00%
Maximum employee contributions from annual bonus, percentage	100.00%
Employee contributions vested, percentage	100.00%
Contributions, vesting period, years	3
Compensation expense for the DCP discretionary contributions	2.6	2.7	2.1
Investment in group life insurance contracts	$ 26.0	$ 22.7